OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Accrued Interest Payable		$ 405,000
Other Current Liabilities	$ 20,722,125	20,278,381
Other Current Liabilitiesand Other Non Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Accrued Interest Payable	790,906	9,051,650	$ 2,819,594
Contingent Consideration	87,893	8,951,801	774,000
Other Current Liabilities	$ 14,135,611	1,728,854	52,786
Total Other Current Liabilities		$ 19,732,305	$ 3,646,380